Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Apr. 28, 2010
Beginning Balance, Shares at Apr. 28, 2010
Stock issued for cash at $0.0001 per share, Shares	4,000,000
Stock issued for cash at $0.0001 per share, Amount	400			400
Stock issued for cash at $0.05 per share, Shares	850,000
Stock issued for cash at $0.05 per share, Amount	85	42,415		42,500
Loss for the year ended December 31, 2010, Shares
Loss for the year ended December 31, 2010, Amount			(17,270)	(17,270)
Ending Balance, Amount at Dec. 31, 2010	485	42,415	(17,270)	25,630
Ending Balance, Shares at Dec. 31, 2010	4,850,000
Loss for the nine months ended September 30, 2011 (unaudited), Shares
Loss for the nine months ended September 30, 2011 (unaudited), Amount			(26,742)	(26,742)
Ending Balance, Amount at Sep. 30, 2011	$ 485	$ 42,415	$ (44,012)	$ (1,112)
Ending Balance, Shares at Sep. 30, 2011	4,850,000